GENERAL INFORMATION (Details Narrative)						12 Months Ended
	Feb. 21, 2023 CNY (¥) ¥ / shares shares	Sep. 03, 2020 $ / shares shares	Sep. 03, 2020 $ / shares shares	Jan. 08, 2010 CNY (¥)	Jun. 30, 2009 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares		Dec. 31, 2022 HKD ($) shares	Dec. 30, 2022 USD ($) $ / shares shares	Nov. 02, 2022	Oct. 28, 2022	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) shares		Sep. 18, 2021	Sep. 09, 2021	Aug. 23, 2021	Aug. 11, 2021	Aug. 10, 2021	Dec. 07, 2020 shares	Sep. 03, 2020 ¥ / shares shares	Sep. 02, 2020 shares	May 05, 2020	Dec. 03, 2019	Nov. 20, 2019	Sep. 22, 2017 HKD ($)	Nov. 20, 2009 $ / shares shares	Jun. 30, 2009 HKD ($) $ / shares	May 29, 2009 USD ($)	May 29, 2009 ¥ / shares	Apr. 01, 2008 CNY (¥)	Jan. 17, 2008 HKD ($)	Jan. 17, 2008 ¥ / shares
DisclosureOfGeneralInformationLineItems [Line Items]
Number of shares outstanding		3,100,000	3,100,000					3,674,370,000	8,057,847,000	8,057,847,000		8,057,847,000				5,976,098,000	5,976,098,000								3,100,000	9,200,000
Issued capital								¥ 591,000	$ 193,000,000	¥ 1,288,000	[1]					$ 143,000,000	¥ 943,000	[2]
Par value per share | $ / shares									$ 0.024				$ 0.024
Borrowings interest rate													5.00%
Unsecured Promissory note										¥ 8,500,000			$ 8,500,000
Proceeds from issue of ordinary shares | ¥						¥ 5,724,000	¥ 29,586,000	¥ 16,045,000
Number of shares authorized									50,000,000,000	50,000,000,000		50,000,000,000	250,000,000			50,000,000,000	50,000,000,000
Number of shares issued									1,666,667,000	1,666,667,000		1,666,667,000	200,000,000			1,502,110,000	1,502,110,000							566,379
Equity, Reverse Stock Split		Company effected a reverse stock split, every three issued and outstanding ordinary shares as of the effective date will automatically be combined into one issued and outstanding share	Company effected a reverse stock split, every three issued and outstanding ordinary shares as of the effective date will automatically be combined into one issued and outstanding share
Bottom of range [member]
DisclosureOfGeneralInformationLineItems [Line Items]
Par value per share | (per share)		$ 0.008	$ 0.008																						¥ 0.008
Top of range [member]
DisclosureOfGeneralInformationLineItems [Line Items]
Par value per share | (per share)		$ 0.024	$ 0.024																						¥ 0.024
Class A Ordinary Shares [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Number of shares issued													200,000,000
Class B Ordinary Shares [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Number of shares issued													50,000,000
Nonadjusting Event [member]
DisclosureOfGeneralInformationLineItems [Line Items]
Number of shares authorized	977,755
Preferred shares issued capital	50,000,000
Nonadjusting Event [member] | MrWeilai Zhang [member]
DisclosureOfGeneralInformationLineItems [Line Items]
Number of shares outstanding	977,755
Nonadjusting Event [member] | Class A Ordinary Shares [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Number of shares issued	200,000,000
Nonadjusting Event [member] | Class B Ordinary Shares [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Number of shares issued	50,000,000
New Stonehenge Limited [member]
DisclosureOfGeneralInformationLineItems [Line Items]
Ownership percent						100.00%
Memorandum and Articles of Association [member] | Nonadjusting Event [member]
DisclosureOfGeneralInformationLineItems [Line Items]
Par value per share | ¥ / shares	¥ 0.024
Proceeds from issue of ordinary shares | ¥	¥ 4,800,000
Number of shares authorized	200,000,000
Number of shares issued	250,000,000
Vast Elite Limited [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Issued capital | $												$ 1																		$ 1
Percentage of voting equity interests acquired																														100.00%
Antelope Holdings (Chengdu) Co., Ltd [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Issued capital | $									$ 10,000,000
Percentage of voting equity interests acquired																											100.00%
Hainan Antelope Holdings Co., Ltd
DisclosureOfGeneralInformationLineItems [Line Items]
Issued capital | $									10,000,000
Percentage of voting equity interests acquired																							100.00%
Antelope Future (Yangpu) Investment Co., Ltd
DisclosureOfGeneralInformationLineItems [Line Items]
Issued capital | $									$ 10,000,000
Percentage of voting equity interests acquired																						100.00%
Antelope Investment (Hainan) Co., Ltd
DisclosureOfGeneralInformationLineItems [Line Items]
Issued capital | ¥										¥ 50,000,000
Percentage of voting equity interests acquired																					100.00%
Antelope Ruicheng Investment (Hainan) Co., Ltd
DisclosureOfGeneralInformationLineItems [Line Items]
Issued capital | ¥										50,000,000
Percentage of voting equity interests acquired																				100.00%
Hainan Kylin Cloud Services Technology Co., Ltd
DisclosureOfGeneralInformationLineItems [Line Items]
Issued capital | ¥										5,000,000
Percentage of voting equity interests acquired																			51.00%
Hangzhou Kylin Cloud Services Technology Co. Ltd [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Issued capital | ¥										5,000,000
Percentage of voting equity interests acquired															100.00%
Anhui Kylin Cloud Services Technology Co.Ltd [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Issued capital | ¥										5,000,000
Percentage of voting equity interests acquired														100.00%
Hengda Ceramics Co Ltd [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Ownership percent						100.00%
Hengdali Ceramic Materials Co Ltd [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Ownership percent						100.00%
Fujian Province Jinjiang City Anhai Junbing Hengda Construction Material Factory [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests						15.00%
Chi Wah Trading Import and Export Company [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Ownership percent						85.00%
Mr. Wong Kung Tok [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Issued capital | $																																				$ 1.00
Par value per share | (per share)																																$ 1.00					¥ 1
Amounts payable, related party transactions					¥ 58,900,000					¥ 40,200,000																						$ 67,900,000
Stock issued during period, shares to related parties					9,999
Chengdu Future Talented Management and Consulting Co, Ltd [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Percentage of voting equity interests acquired																													100.00%
Antelope Enterprise HK Holdings Limited [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Percentage of voting equity interests acquired																												100.00%
Success Winner Limited [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Business combination, consideration, exchange price of share | $ / shares																															$ 10.00
Business combination, consideration, number of outstanding shares acquired																															5,743,320
Number of shares outstanding																															8,950,171
Issued capital | $																																	$ 1
Success Winner Limited [Member] | Mr. Wong Kung Tok [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Par value per share | ¥ / shares																																		¥ 1
Anhai Hengda [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Percentage of voting equity interests acquired																																			100.00%
Anhai Hengda and Chi Wah [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Consideration transferred, acquisition-date fair value | ¥																																			¥ 58,980,000
Jiangxi Hengdali Ceramic Materials Co., Ltd [Member]
DisclosureOfGeneralInformationLineItems [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Loans | ¥				¥ 60,000,000.0
Consideration paid (received) | ¥				¥ 185,500,000

[1]	Equivalent to US$193,000
[2]	Equivalent to US$143,000